PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	June 30,	December 31,
	2014	2013
	US$	US$
Buildings	1,382,056	1,405,723
Land use rights	315,706	321,112
Plant and machinery	5,351,862	3,282,641
Automobiles	44,229	44,987
Office and computer equipment	191,257	438,843
	7,285,110	5,493,306

Less: Accumulated depreciation and amortization	(2,518,742)	(2,329,241)
Property and equipment, net	4,766,368	3,164,065

At June 30, 2014 and December 31, 2013, BTL’s building was pledged to a bank as collateral for short-term borrowings of RMB15,000,000 (US$2,436,000) and RMB15,000,000 (US$ 2,477,715), respectively (see Note 6).

Depreciation expense was $229,322 and $229,392, for the six months ended June 30, 2014 and 2013, respectively.

Land Use Rights

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. The Company’s land use rights are reported at the purchase price of RMB1,944,000 in 2002.